APPENDIX I
UNITED STATES

OMB APPROVAL

SECURITIES AND
EXCHANGE COMMISSION

OMB Number:   0456

Washington, D.C. 20549

Expires: July 31, 2007



Estimated average burden
hours per response....... 1

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form
before preparing Form.  Please print
or type.


1 . Name and address of issuer:

Rydex ETF Trust
9601 Blackwell Road, Suite 500
Rockville, MD 20850


2.      The name of each series or
class of securities for which this
Form is filed (If the Form is being
filed for all
series and classes of securities of
the issuer, check the box but do not
list series or classes):  /X/

Rydex ETF Trust


3. Investment Company Act File
Number:

811-21261


Securities Act File Number

333-101625


4(a).  Last day of fiscal year for
which this Form is filed:

10/31/2006



4(b).  Check box if this Form is
being filed late (ie., more than 90
calendar days after the end of the
fiscal year). (See Instruction A.2)

N/A


Note: If the Form is being filed
late, interest must be paid on the
registration fee due.


4(c).  Check box if this is the last
time the issuer will be filing this
Form.

N/A


5.  Calculation of registration fee:

(i)
Aggregate sale price of securities
sold during the fiscal year
pursuant to section 24(f):

$1,444,519,591


(ii)
Aggregate price of securities
redeemed or repurchased during the
fiscal year:

$681,635,687


(iii)
Aggregate price of securities
redeemed or repurchased
during any prior fiscal year ending
no earlier than October
11, 1995 that were not previously
used to reduce registration
fees payable to the Commission:

$0


(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii):

$681,635,687


(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)
]:

$762,883,904


(vi)
Redemption credits available for use
in future years
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from Item
5(i)]:

$0

(vii)
Multiplier for determining
registration fee (See
Instruction C.9):

X  $0.000107


(viii)
Registration fee due [multiply Item
5(v) by Item
 5(vii)] (enter 'O' if no fee is
due):

= $81,628.58


6. Prepaid Shares
If the response to item 5(i) was
determined by deducting an amount of
securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before [effective date of rescission
of rule 24e-2], then
report the amount of securities
(number of shares or other units)
deducted here:   N/A        . If
there is a number
of shares or other units that were
registered pursuant to rule 24e-2
remaining unsold at the end of the
fiscal year
for which this form is filed that are
available for use by the issuer in
future fiscal years, then state that
number
here:              .


7.  'Interest due - if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year
 (see Instruction D):

+ $0


8.  Total of the amount of the
registration fee due plus any
interest due [line 5(vii) plus line
7]:

=  $81,628.58


9. Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:


Method of Delivery:

Wire Transfer x


SIGNATURES

This report has been signed below by
the following persons on behalf of
the issuer and in the capacities
and on the dates indicated.

By (Signature and Title.)*

/s/ Nick Bonos
Nick Bonos
Treasurer


Date_01/24/07________

*Please print the name and title of
the signing officer below the
signature.